SCHEDULE OF INVESTMENTS
Ivy LaSalle Global Real Estate Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia
Real Estate – 3.7%
Dexus	200		$1,827
GPT Group	322		1,392
Scentre Group	895		2,416

			5,635

Total Australia - 3.7%			$5,635

Belgium
Real Estate – 0.5%
Shurgard Self Storage Europe S.a.r.l.	20		707

Total Belgium - 0.5%			$707

Canada
Real Estate – 1.2%
Boardwalk	4		113
Chartwell Retirement Residences	26		308
Choice Properties REIT	25		258
Cominar Real Estate Investment Trust	37		352
First Capital Realty, Inc.(A)	29		486
H&R Real Estate Investment Trust	17		304

			1,821

Total Canada - 1.2%			$1,821

France
Real Estate – 2.6%
Gecina	15		2,280
Unibail-Rodamco-Westfield	11		1,669

			3,949

Total France - 2.6%			$3,949

Germany
Real Estate – 3.2%
LEG Immobilien AG	6		667
Vonovia SE	86		4,127

			4,794

Total Germany - 3.2%			$4,794

Hong Kong
Real Estate – 10.8%
Hang Lung Properties Ltd.	1,269		3,020
New World Development Co. Ltd.	1,301		2,035
Sun Hung Kai Properties Ltd.	297		5,047
Swire Properties Ltd.	1,474		5,958

			16,060

Total Hong Kong - 10.8%			$16,060

Ireland
Real Estate – 1.0%
Hibernia REIT plc	643		1,061
Irish Residential Properties REIT plc	230		442

			1,503

Total Ireland - 1.0%			$1,503

Japan
Real Estate – 13.7%
Global One Corp.	1		1,221
Heiwa Real Estate Co. Ltd.	71		1,445
Ichigo Hotel Investment Corp.	—	*	570
ITOCHU Advance Logistics Investment Corp.	1		520

Japan Real Estate Investment Corp.	—	*	1,552
Keihanshin Building Co. Ltd.	64		590
Kenedix Office Investment Corp.	—	*	1,267
Mitsubishi Estate Co. Ltd.	286		5,327
Mitsui Fudosan Co. Ltd.	315		5,560
ORIX JREIT, Inc.	1		2,250

			20,302

Total Japan - 13.7%			$20,302

Netherlands
Real Estate – 0.6%
NSI N.V.	20		837

Total Netherlands - 0.6%			$837

Norway
Real Estate – 0.9%
Entra ASA	86		1,326

Total Norway - 0.9%			$1,326

Singapore
Real Estate – 0.9%
City Developments Ltd.	188		1,319

Total Singapore - 0.9%			$1,319

Spain
Real Estate – 1.2%
Lar Espana Real Estate Socimi S.A.	72		556
Merlin Properties Socimi S.A.	84		1,162

			1,718

Total Spain - 1.2%			$1,718

Switzerland
Real Estate – 0.3%
PSP Swiss Property Ltd., Registered Shares	3		382

Total Switzerland - 0.3%			$382

United Kingdom
Real Estate – 6.3%
Big Yellow Group plc	55		694
British Land Co. plc (The)	166		1,136
Derwent London plc	22		889
Grainger plc	222		693
Great Portland Estates plc	181		1,574
Land Securities Group plc	199		2,113
RDI REIT plc	47		63
SEGRO plc	217		2,012

			9,174

Total United Kingdom - 6.3%			$9,174

United States
Communication Services – 0.6%
SBA Communications Corp.(B)	4		829

Materials – 0.8%
Weyerhaeuser Co.	48		1,264

Real Estate – 50.9%
Agree Realty Corp.	15		958
Alexandria Real Estate Equities, Inc.	17		2,424
American Campus Communities, Inc.	50		2,302
AvalonBay Communities, Inc.	54		6,388
Boston Properties, Inc.	23		3,011

CoreCivic, Inc.	44	915
CoreSite Realty Corp.	6	726
Crown Castle International Corp.	5	614
CubeSmart	79	2,650
Digital Realty Trust, Inc.	11	1,262
Duke Realty Corp.	57	1,792
Equity Residential	69	5,258
First Industrial Realty Trust, Inc.	53	1,950
Healthcare Trust of America, Inc., Class A	75	2,069
Highwoods Properties, Inc.	27	1,103
Invitation Homes, Inc.	86	2,301
Macerich Co. (The)	36	1,203
National Health Investors, Inc.	18	1,411
National Retail Properties, Inc.	25	1,321
Park Hotels & Resorts, Inc.	45	1,243
Pebblebrook Hotel Trust	55	1,549
ProLogis, Inc.	25	2,033
Public Storage, Inc.	23	5,417
Regency Centers Corp.	52	3,458
Simon Property Group, Inc.	29	4,619
SL Green Realty Corp.	31	2,516
Sunstone Hotel Investors, Inc.	100	1,373
Taubman Centers, Inc.	35	1,425
VEREIT, Inc.	123	1,105
VICI Properties, Inc.	101	2,232
Vornado Realty Trust	41	2,659
Weingarten Realty Investors	56	1,522
Welltower, Inc.	54	4,415

		75,224

Total United States - 52.3%		$77,317

TOTAL COMMON STOCKS – 99.2%		$146,844

(Cost: $134,805)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.620%, 7-5-19(C)	$141	141

	Shares
Money Market Funds – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
2.360%, (D)(E)	394	394

TOTAL SHORT-TERM SECURITIES – 0.4%		$535

(Cost: $535)

TOTAL INVESTMENT SECURITIES – 99.6%		$147,379

(Cost: $135,340)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		637

NET ASSETS – 100.0%		$148,016

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	All or a portion of securities with an aggregate value of $372 are on loan.
(B)	No dividends were paid during the preceding 12 months.
(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Rate shown is the annualized 7-day yield at June 30, 2019.
(E)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$829	$—	$—
Materials	1,264	—	—
Real Estate	84,797	59,954	—

Total Common Stocks	$86,890	$59,954	$—
Short-Term Securities	394	141	—

Total	$87,284	$60,095	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$135,340

Gross unrealized appreciation	16,209
Gross unrealized depreciation	(4,170)

Net unrealized appreciation	$12,039